Leases	12 Months Ended
Jun. 30, 2011
Leases
Leases of Lessee Disclosure [Text Block]

NOTE 4            LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a three year lease at $5,330.5 per month with an unrelated party. The lease expired on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.  Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780